UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.60%

COMMON STOCKS 97.49%

Aerospace & Defense 1.71%

Honeywell International, Inc.	659,500	$45,004
Raytheon Co.	466,700	24,586
United Technologies Corp.	519,300	45,475

Total		115,065

Automobiles 1.29%

Ford Motor Co.	6,701,254	86,781

Beverages 0.99%

Coca-Cola Co. (The)	784,100	29,200
PepsiCo, Inc.	518,700	37,787

Total		66,987

Capital Markets 4.35%

Bank of New York Mellon Corp. (The)	294,925	8,010
Goldman Sachs Group, Inc. (The)	939,675	138,940
Morgan Stanley	2,758,688	63,036
Oaktree Capital Group LLC#	1,340,218	64,384
State Street Corp.	350,582	19,510

Total		293,880

Chemicals 2.23%

Agrium, Inc. (Canada)(a)	100,800	11,440
Dow Chemical Co. (The)	2,787,259	89,750
Monsanto Co.	384,400	38,959
Mosaic Co. (The)	173,100	10,602

Total		150,751

Commercial Banks 6.22%

BB&T Corp.	395,649	11,980
Comerica, Inc.	580,955	19,962
Fifth Third Bancorp	3,381,770	55,089
PNC Financial Services Group, Inc. (The)	655,479	40,509
Regions Financial Corp.	3,874,800	30,146
SunTrust Banks, Inc.	2,115,604	60,020
Wells Fargo & Co.	5,805,553	202,207

Total		419,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Shares	Fair Value (000)

Communications Equipment 1.39%

Cisco Systems, Inc.	4,556,500	$93,727

Computers & Peripherals 0.93%

EMC Corp.*	1,464,000	36,029
Hewlett-Packard Co.	1,627,931	26,877

Total		62,906

Consumer Finance 1.63%

Capital One Financial Corp.	1,956,800	110,207

Diversified Financial Services 6.81%

Bank of America Corp.	5,613,170	63,541
Citigroup, Inc.	3,406,860	143,633
JPMorgan Chase & Co.	5,371,042	252,708

Total		459,882

Diversified Telecommunication Services 3.61%

AT&T, Inc.	4,085,949	142,150
CenturyLink, Inc.	1,809,800	73,206
Verizon Communications, Inc.	643,351	28,057

Total		243,413

Electric: Utilities 2.50%

Duke Energy Corp.	1,001,439	68,839
NextEra Energy, Inc.	490,200	35,319
Southern Co.	1,460,000	64,576

Total		168,734

Electrical Equipment 0.64%

Eaton Corp. plc (Ireland)(a)	758,860	43,217

Electronic Equipment, Instruments & Components 0.69%

Arrow Electronics, Inc.*	477,100	18,330
Avnet, Inc. *	804,300	28,440

Total		46,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services 1.72%

Cameron International Corp.*	170,900	$10,820
Halliburton Co.	1,116,671	45,426
Schlumberger Ltd.	763,598	59,599

Total		115,845

Food & Staples Retailing 1.37%

CVS Caremark Corp.	1,810,500	92,698

Food Products 1.66%

Archer Daniels Midland Co.	1,759,300	50,193
General Mills, Inc.	376,300	15,782
Kraft Foods Group, Inc.	266,211	12,304
Mondelez International, Inc. Class A	1,225,134	34,047

Total		112,326

Health Care Equipment & Supplies 1.05%

Baxter International, Inc.	99,100	6,723
Medtronic, Inc.	1,382,300	64,415

Total		71,138

Health Care Providers & Services 3.00%

AmerisourceBergen Corp.	203,800	9,246
CIGNA Corp.	1,084,100	63,246
McKesson Corp.	365,700	38,483
UnitedHealth Group, Inc.	1,472,296	81,286
WellPoint, Inc.	155,200	10,060

Total		202,321

Hotels, Restaurants & Leisure 1.30%

Carnival Corp.	987,307	38,228
Marriott International, Inc. Class A	661,672	26,454
Starwood Hotels & Resorts Worldwide, Inc.	377,200	23,164

Total		87,846

Household Products 2.33%

Colgate-Palmolive Co.	435,800	46,792
Procter & Gamble Co. (The)	1,465,600	110,154

Total		156,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Shares	Fair Value (000)

Industrial Conglomerates 2.10%

General Electric Co.	6,373,400	$141,999

Insurance 5.03%

ACE Ltd. (Switzerland)(a)	436,000	37,204
Berkshire Hathaway, Inc. Class B*	426,700	41,360
Chubb Corp. (The)	208,700	16,761
Hartford Financial Services Group, Inc.	2,129,100	52,801
Marsh & McLennan Cos., Inc.	769,400	27,298
MetLife, Inc.	1,140,057	42,570
Prudential Financial, Inc.	1,102,500	63,813
Travelers Cos., Inc. (The)	732,900	57,503

Total		339,310

Life Sciences Tools & Services 0.59%

Thermo Fisher Scientific, Inc.	551,600	39,793

Machinery 0.83%

Caterpillar, Inc.	372,207	36,621
Joy Global, Inc.	310,045	19,586

Total		56,207

Media 4.32%

Comcast Corp. Class A	1,743,000	66,373
News Corp. Class A	2,226,300	61,758
Time Warner Cable, Inc.	196,017	17,512
Time Warner, Inc.	1,109,316	56,043
Walt Disney Co. (The)	1,667,600	89,850

Total		291,536

Metals & Mining 1.46%

Cliffs Natural Resources, Inc.	786,300	29,337
Freeport-McMoRan Copper & Gold, Inc.	1,292,700	45,568
Nucor Corp.	81,720	3,760
United States Steel Corp.	878,900	19,643

Total		98,308

Multi-Line Retail 0.92%

Kohl’s Corp.	506,186	23,432
Target Corp.	634,586	38,335

Total		61,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Shares	Fair Value (000)

Multi-Utilities 0.26%

PG&E Corp.	404,400	$17,244

Oil, Gas & Consumable Fuels 15.49%

Anadarko Petroleum Corp.	1,103,700	88,318
Apache Corp.	440,500	36,896
Canadian Natural Resources Ltd. (Canada)(a)	90,900	2,747
Cenovus Energy, Inc. (Canada)(a)	259,900	8,639
Chevron Corp.	1,619,332	186,466
ConocoPhillips	329,600	19,117
Devon Energy Corp.	323,100	18,478
EOG Resources, Inc.	156,002	19,497
Exxon Mobil Corp.	2,814,992	253,265
Hess Corp.	1,241,729	83,395
Kinder Morgan, Inc.	1,089,803	40,824
Marathon Oil Corp.	1,400,800	47,081
Occidental Petroleum Corp.	950,884	83,935
Phillips 66	65,550	3,970
Range Resources Corp.	432,039	29,020
Southwestern Energy Co.*	555,000	19,036
Suncor Energy, Inc. (Canada)(a)	1,516,600	51,595
Valero Energy Corp.	1,205,550	52,719

Total		1,044,998

Paper & Forest Products 0.95%

International Paper Co.	1,544,300	63,965

Pharmaceuticals 8.31%

Bristol-Myers Squibb Co.	1,675,300	60,545
Eli Lilly & Co.	981,500	52,697
Johnson & Johnson	1,695,400	125,324
Merck & Co., Inc.	2,557,400	110,607
Pfizer, Inc.	6,982,400	190,480
Teva Pharmaceutical Industries Ltd. ADR	547,134	20,786

Total		560,439

Real Estate Investment Trusts 0.84%

Host Hotels & Resorts, Inc.	3,386,575	56,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Shares	Fair Value (000)

Road & Rail 2.49%

CSX Corp.	648,000	$14,275
Hertz Global Holdings, Inc.*	4,988,192	91,184
Union Pacific Corp.	475,900	62,562

Total		168,021

Semiconductors & Semiconductor Equipment 2.11%

Broadcom Corp. Class A	982,800	31,892
Intel Corp.	2,099,000	44,163
Micron Technology, Inc.*	2,441,700	18,459
Texas Instruments, Inc.	1,448,100	47,903

Total		142,417

Software 1.05%

Microsoft Corp.	1,404,200	38,573
Oracle Corp.	906,800	32,201

Total		70,774

Specialty Retail 1.28%

Home Depot, Inc. (The)	762,500	51,026
Lowe’s Cos., Inc.	918,300	35,070

Total		86,096

Tobacco 2.04%

Altria Group, Inc.	1,805,849	60,821
Philip Morris International, Inc.	869,200	76,629

Total		137,450

Total Common Stocks (cost $5,091,682,302)		6,578,538

WARRANT 0.11%

Oil, Gas & Consumable Fuels

Kinder Morgan, Inc.*(b) (cost $2,822,941)	1,587,243	7,079

Total Long-Term Investments (cost $5,094,505,243)		6,585,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $17,855,000 of U.S. Treasury Note at 0.875% due 4/30/2017, $116,405,000 of U.S. Treasury Note at 1.00% due 3/31/2017 and $50,000 of U.S. Treasury Note at 2.375% due 7/31/2017; value: $136,391,004; proceeds: $133,714,507 (cost $133,714,470)	$133,714	$133,714

Total Investments in Securities 99.58% (cost $5,228,219,713)		6,719,331

Cash and Other Assets in Excess of Liabilities 0.42%		28,552

Net Assets 100.00%		$6,747,883

ADR	American Depositary Receipt.
#	Common units representing LP interest.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b) Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited) (concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$6,578,538	$—	$—	$6,578,538
Warrant	7,079	—	—	7,079
Repurchase Agreement	—	133,714	—	133,714

Total	$6,585,617	$133,714	$—	$6,719,331

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended January 31, 2013.

3. FEDERAL TAX INFORMATION

As of January 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,256,953,353

Gross unrealized gain	1,596,718,915
Gross unrealized loss	(134,341,542)

Net unrealized security gain	$1,462,377,373

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: March 27, 2013

By: /s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: March 27, 2013

By: /s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2013